DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Mar. 31, 2018
DERIVATIVE FINANCIAL INSTRUMENTS
Schedule of notional amounts

	Thousands of Yen
	2017	2018
Cross currency interest rate swaps	¥2,156,055	¥1,917,252
Forward currency exchange	1,151,272	―

Schedule of fair values of derivatives in the consolidated balance sheets

		Thousands of Yen
	Balance sheet	Fair value
		2017	2018
Derivative liabilities
Derivatives not designated as hedging instruments:
Cross currency interest rate swaps	Derivative liabilities	¥214,611	¥271,473
Forward currency exchange	Other current liabilities	7,624	―

Schedule of gains and losses related to derivatives recorded in the consolidated statements of operations

		Thousands of Yen
	Statement of operations	Gains (Losses) recognized in Statement of Operations on derivatives
		2016	2017	2018
Cross currency interest rate swaps	Gain (loss) on derivatives	¥(254,262)	¥39,651	¥(56,861)
Forward currency exchange	Gain (loss) on derivatives	(3,943)	3,681	7,624